Dispositions (Tables)	12 Months Ended
Dec. 31, 2024
Dispositions [Abstract]
Details of Assets and Liabilities Classified as Held for Sale
Details of the assets and liabilities classified as held for sale are as follows:
As at
December 31

millions of dollars 2024
Cash and cash equivalents $

8
Inventory

9
Derivative instruments

1
Regulatory assets

28
Receivables and other current assets

127
Current assets held for sale $

173
PP&E

1,828
Regulatory assets

6
Goodwill

303
Other long-term assets

23
Long-term assets held for sale $

2,160
Total assets held for sale $

2,333
Short-term debt

$

46
Derivative instruments

1
Regulatory liabilities

10
Accounts payable and other current liabilities

155
Current liabilities associated with assets held for sale

212
Long-term debt

696
Deferred income taxes

167
Regulatory liabilities

274
Other long-term liabilities

11
Long-term liabilities associated with assets held for sale $

1,148
Total liabilities associated with assets held for sale $

1,360